As filed with the Securities and Exchange Commission on October 15, 2014.

Registrations Nos. 333-175280

811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 304	☑

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life & Annuity Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on October 20, 2014, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Destinations O-Series individual flexible premium deferred variable annuity contracts.

Filing fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-14-147298 filed on April 17, 2014, supplemented August 15, 2014, Accession No. 0001193125-14-310484 and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-14-147298 filed on April 17, 2014, and incorporated by reference herein.)

Supplement dated October 20, 2014 to the Prospectus dated May 1, 2014,

for the Pacific Destinations O-Series

variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein.

‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2014, as supplemented. Please retain it for future reference.

The purpose of this supplement is to modify the annual charges for certain optional living benefit riders, to provide notification of a portfolio substitution and to add an additional Investment Option.

Effective November 1, 2014, all references in the Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

Current/Annual Charge Percentage
CoreIncome Advantage 5 Plus (Single)	1.10%
CoreIncome Advantage 5 Plus (Joint)	1.50%

If you purchased one of the above referenced riders and your Rider Effective Date is before November 1, 2014, the new percentage will not apply unless a Reset occurs as disclosed in your Prospectus. The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Prospectus for complete information.

Substitution of the PIMCO Global Multi-Asset Managed Allocation Portfolio (formerly called PIMCO Global Multi-Asset Portfolio)

We filed an application with the Securities and Exchange Commission (“SEC”) requesting an order to approve the substitution of the PIMCO Global Multi-Asset Managed Allocation Portfolio (“PIMCO Global Portfolio”) with the Janus Aspen Series Balanced Portfolio (“Janus Balanced Portfolio”). If the SEC grants the order, we anticipate that the proposed substitution will occur on or about March 6, 2015 (the “Substitution Date”). This is not a substitution of your Variable Annuity Contract. Starting December 1, 2014, we will no longer accept new allocation instructions or new premium for the PIMCO Global Portfolio. If you have Contract Value allocated to the PIMCO Global Portfolio as of the end of the Business Day on November 28, 2014, you may continue to make additional Purchase Payments, transfers, or withdrawals involving the PIMCO Global Portfolio.

For thirty (30) calendar days before the Substitution Date, if you have Contract Value allocated to the Subaccount investing in the PIMCO Global Portfolio (the “PIMCO Subaccount”), you may make a one-time transfer of all or a portion of such Contract Value to any other available Subaccount without the transfer counting toward the 25 transfers permitted each calendar year. All other transfers are subject to limitations as described in the Prospectus for your Contract. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 748-6907 or by using any other means described in the Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Prospectus for details.

On the Substitution Date, any Contract Value that remains allocated to the PIMCO Subaccount after the close of business will be transferred to the Subaccount corresponding to the Janus Balanced Portfolio (the “Janus Subaccount”). Such transfers will be based on the applicable Subaccount Unit values, and the relative net asset values of the PIMCO Global Portfolio and Janus Balanced Portfolio, as of the close of business on the Substitution Date. We will pay all expenses incurred in connection with the substitution. You will not incur any fees or charges or tax liability because of the substitution and your Contract Value immediately before the substitution will be equal to Contract Value immediately after the substitution. The substitution transactions will not be treated as transfers that count toward the number of transfers that may be made in a given Contract Year.

After the Substitution Date, the PIMCO Subaccount will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the PIMCO Subaccount will be deemed an instruction for the Janus Subaccount. This includes, but is not limited to, instructions for Purchase Payment allocations, partial withdrawals and transfer instructions (including instructions under any systematic transfer option). During the thirty (30) calendar day period after the Substitution Date (the “free transfer period”), you may make a one-time transfer out of the Janus Subaccount without the transfer counting towards the transfer limitations described in the Prospectus. Except for market timing limitations described in the Prospectus, we will not exercise any rights we reserve under the Contracts to impose additional restrictions on transfers out of the Janus Subaccount during the free transfer period.

Please work with your financial advisor to determine if your existing allocation instructions should be changed before or after the Substitution Date.

Any references to the PIMCO Global Portfolio (or PIMCO Global Multi-Asset Portfolio) are deleted from the Prospectus after the Substitution Date.

On November 1, 2014, the following Investment Option will be available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	MANAGER
Invesco V.I. Equity and Income Fund Series II	Both capital appreciation and current income.	Invesco Advisers, Inc.

For more information on the new Fund portfolio, including a discussion of the investment techniques, charges and expenses, and risks associated with the portfolio’s investments, see the applicable Fund prospectus. You can obtain an applicable Fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The Investment Advisers subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Invesco Advisers, Inc. is the investment adviser for the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Form No.	NYEJOSUP1014

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2013 and for each of the periods presented which are incorporated by reference from the 2013 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report

Statements of Financial Condition

Statements of Operations

Statements of Stockholder’s Equity

Statements of Cash Flows Notes to Financial Statements

(b)	Exhibits

1.	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-063393 filed on July 1, 2011, and incorporated by reference herein.

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company, PSD and Various Broker-Dealers; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

4.	(a)	Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2212); included in Registrant’s Form N- 4, File No. 333-175280, Accession No. 0000950123-11-063393 filed on July 1, 2011, and incorporated by reference herein.

	(b)	(1) Qualified Retirement Plan Rider (Form No. 20-24200); included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) Qualified Retirement Plan Rider (Form No. 20-2269); Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-13-000850 filed on February 7, 2013 and incorporated by reference herein.

	(c)	(1) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156); included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2270); Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-13-000850 filed on February 7, 2013 and incorporated by reference herein.

	(d)	(1) Individual Retirement Annuity Rider (Form No. 20-28900); included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) Individual Retirement Annuity Rider (Form No. 20-2266); Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-13-000850 filed on February 7, 2013 and incorporated by reference herein.

	(e)	(1) Roth Individual Retirement Annuity Rider (Form No. 20-29000); included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) Roth Individual Retirement Annuity Rider (Form No. 20-2267); Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-13-000850 filed on February 7, 2013 and incorporated by reference herein.

	(f)	(1) SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100); included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) SIMPLE Individual Retirement Annuity Rider (Form No. 20-2268); Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-13-000850 filed on February 7, 2013 and incorporated by reference herein.

	(g)	Stepped-Up Death Benefit Rider (Form No. 20-2172); included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-09-025191, filed on July 24, 2009, and incorporated by reference herein.

	(h)	Guaranteed Withdrawal Benefit III-B Rider (Form No. 20-2186); included in Registrant’s Form N-4, File No. 333- 168285, Accession No. 0000950123-10-067410 filed on July 23, 2010, and incorporated by reference herein.

	(i)	(1) DCA Plus Fixed Option Rider (Form No. 20-2103); included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-09-025191, filed on July 24, 2009, and incorporated by reference herein.

(2) DCA Plus Fixed Option Rider (Form No. 20-2219); included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-063393, filed on July 1, 2011, and incorporated by reference herein.

	(j)	Guaranteed Withdrawal Benefit VI Rider — Single Life (Form No. 20-2202); included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0000950123-11-038248, filed on April 22, 2011, and incorporated by reference herein.

	(k)	Guaranteed Withdrawal Benefit VI Rider — Joint Life (Form No. 20-2203); included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0000950123-11-038248, filed on April 22, 2011, and incorporated by reference herein.

	(l)	DCA Plus Fixed Option (Form No. 20-2219); included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-063393 filed on July 1, 2011, and incorporated by reference herein.

	(m)	Guaranteed Withdrawal Benefit XI Rider — Single Life (Form No. 20-2260); included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0000950123-13-002356 filed on April 18, 2013 and incorporated by reference herein.

	(n)	Guaranteed Withdrawal Benefit XI Rider — Joint Life (Form No. 20-2261); included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0000950123-13-002356 filed on April 18, 2013 and incorporated by reference herein.

	(o)	Death Benefit Endorsement (Form No. 15-2304-2); Included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0001193125-14-310484 filed on August 15, 2014 and incorporated by reference herein.

	(p)	Stepped-up Death Benefit II Rider (Form No. 20-2306-2); Included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0001193125-14-310484 filed on August 15, 2014 and incorporated by reference herein.

5.	(a)	Variable Annuity Application (Form No. 25-2212); included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-087122 filed on September 28, 2011, and incorporated by reference herein.

6.	(a)	Articles of Incorporation of PM Group Life; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(b)	Amended and Restated Articles of Incorporation of PL&A; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(c)	By-laws of Pacific Life & Annuity Company; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement and Addendums thereto (to add the Strategic Value and Focused 30 Portfolios, add nine new Portfolios, and add the Equity Income and Research Portfolios); included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(b)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(c)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(d)	Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-13-399536 filed on October 15, 2013, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-13-399536 filed on October 15, 2013, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(4)	Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-13-399536 filed on October 15, 2013, and incorporated by reference herein.

	(5)	Fifth Amendment to Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0001193125-14-310484 filed on August 15, 2014 and incorporated by reference herein.

(e)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Addendum to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0000950123-11-038248, filed on April 22, 2011, and incorporated by reference herein.

	(3)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-14-147298 filed on April 17, 2014, and incorporated by reference herein.

(f)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(g)	Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

	(1)	First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Administrative Services Agreement; Included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0001193125-14-310484 filed on August 15, 2014 and incorporated by reference herein.

	(3)	Third Amendment to Administrative Services Agreement; Included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0001193125-14-310484 filed on August 15, 2014 and incorporated by reference herein.

(h)	Form of Franklin Templeton Services, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

	(1)	First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-12-503102 filed on December 14, 2012, and incorporated by reference herein.

	(3)	Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-12-503102 filed on December 14, 2012, and incorporated by reference herein.

(i)	Form of GE Investments Funds, Inc. Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0001193125-14-310484 filed on August 15, 2014 and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0001193125-14-310484 filed on August 15, 2014 and incorporated by reference herein.

(j)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(k)	Form of GE Investments Funds, Inc. Investor Services Agreement; included in Registrant’s Form N-4, File No. 333- 160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Investor Services Agreement; Included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0001193125-14-310484 filed on August 15, 2014 and incorporated by reference herein.

(l)	Form of PIMCO Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333- 160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0000950123-11-038248, filed on April 22, 2011, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0000950123-11-038248, filed on April 22, 2011, and incorporated by reference herein.

(m)	Form of Allianz Global Investors Distributors LLC Selling Agreement; included in Registrant’s Form N-4, File No. 333- 160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(n)	Form of PIMCO LLC Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-12-503102 filed on December 14, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-14-147298 filed on April 17, 2014, and incorporated by reference herein.

(o)	Form of MFS Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333- 160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0000950123-11-038248, filed on April 22, 2011, and incorporated by reference herein.

	(p)	Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(q)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; included in Registrant’s Form N-4, File No. 333- 168285, Accession No. 0000950123-10-067410 filed on July 23, 2010, and incorporated by reference herein.

	(r)	Form of Lord Abbett Series Fund, Inc. Service Agreement; included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0000950123-10-067410 filed on July 23, 2010, and incorporated by reference herein.

	(s)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0000950123-10-067410 filed on July 23, 2010, and incorporated by reference herein.

	(t)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-12-006443 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-12-006443 filed on April 24, 2012, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-12-006443 filed on April 24, 2012, and incorporated by reference herein.

	(u)	Service Contract with Fidelity Distributors Corporation; included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-12-006443 filed on April 24, 2012, and incorporated by reference herein.

(1) Amendment to Service Contract; included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-12-006443 filed on April 24, 2012, and incorporated by reference herein.

	(v)	Participation Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333- 175280, Accession No. 0000950123-12-006443 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-14-147298 filed on April 17, 2014, and incorporated by reference herein.

	(w)	Administrative Services Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-12-006443 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-14-147298 filed on April 17, 2014, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0001193125-14-310484 filed on August 15, 2014 and incorporated by reference herein.

	(x)	Support Agreement with First Trust Advisors L.P.; included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-12-006443 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-14-147298 filed on April 17, 2014, and incorporated by reference herein.

	(y)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

	(z)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-12-503102 filed on December 14, 2012, and incorporated by reference herein.

	(aa)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-12-503102 filed on December 14, 2012, and incorporated by reference herein.

	(bb)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC.; Included in Registrant’s Form N- 6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(cc)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(dd)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(ee)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(ff)	Form of Lord Abbett Series Fund, Inc. Administrative Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(gg)	Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-12-503102 filed on December 14, 2012, and incorporated by reference herein.

(1) First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-12-503102 filed on December 14, 2012, and incorporated by reference herein.

	(hh)	Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-12-503102 filed on December 14, 2012, and incorporated by reference herein.

	(ii)	Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-175280, Accession No. 0001193125-14-310484 filed on August 15, 2014 and incorporated by reference herein.

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-063393 filed on July 1, 2011, and incorporated by reference herein.

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0001193125-14-147298 filed on April 17, 2014, and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-13-000850 filed on February 7, 2013 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director, President and Chief Investment Officer

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Destinations O-Series—Approximately	23 Qualified
55 Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD), provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 15th day of October, 2014.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY (Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman and Chief Executive Officer	October 15, 2014

Khanh T. Tran*	Director, President and Chief Investment Officer	October 15, 2014

Adrian S. Griggs*	Executive Vice President and Chief Financial Officer	October 15, 2014

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	October 15, 2014

Jane M. Guon*	Director, Vice President and Secretary	October 15, 2014

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	October 15, 2014

Brian D. Klemens*	Vice President and Controller	October 15, 2014

Deway P. Bushaw*	Executive Vice President	October 15, 2014

Joseph W. Krum*	Vice President and Treasurer	October 15, 2014

*By:	/s/ SHARON A. CHEEVER	October 15, 2014
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 5 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-175280, Accession No. 0000950123-13-000850, filed on February 7, 2013, as Exhibit 13.)